Supplemental Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information
Schedule of supplemental cash flow information

The following table provides supplemental cash flow information (in thousands):

	Three months ended March 31,
	2020	2019
Cash paid for interest	$3,313	$2,945
Significant non-cash financing and investing activities:
Increase in Second Lien convertible notes from in-kind interest	7,815	6,746
Increase in 1.5 Lien Notes from in-kind interest	5,139	4,450
Increase in 1.25 Lien Notes from in-kind interest	3,381	278
Increase in the Promissory Note from in-kind interest	85	76
Accrual of deferred future financing costs	382	986
Plant and equipment additions included in accounts payable	364	—

The following table provides supplemental cash flow information (in thousands):

	Year Ended December 31,
	2019	2018
Cash paid for interest	$10,239	$9,409
Significant non-cash financing and investing activities:
Increase in Second Lien convertible notes from in-kind interest	$28,537	$24,869
Increase in 1.5 Lien Notes from in-kind interest	$18,780	$14,023
Increase in 1.25 Lien Notes from in-kind interest	$5,212	$—
Increase in the Promissory Note from in-kind interest	$785	$117
Accrual of deferred future financing costs	$1,029	$1,025
Plant and equipment additions	$2,458	$—